Financial Instruments and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 5,572,463	$ 6,943,473
Repayments of long-term debt	(2,050,928)	(336,892)
Proceeds from long-term debt	2,130,507	400,988
Transaction costs incurred for long-term debt	(62,732)	(39,366)
Series C Conversion to ordinary shares		(1,397,960)
Reclassifications and other	151,586	2,220
Ending balance	5,740,896	5,572,463
Current Portion of Long-term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	469,766	253,020
Repayments of long-term debt	(514,315)	(269,770)
Reclassifications and other	419,156	486,516
Ending balance	374,607	469,766
Long-term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,866,159	5,043,275
Repayments of long-term debt	(1,504,828)	(38,980)
Proceeds from long-term debt	2,130,507	400,988
Transaction costs incurred for long-term debt	(62,732)	(39,366)
Reclassifications and other	(301,738)	(499,758)
Ending balance	5,127,368	4,866,159
Private Placement Liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,394,552
Series C Conversion to ordinary shares		(1,397,960)
Reclassifications and other		3,408
Short-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28,944	24,670
Repayments of long-term debt	(31,785)	(28,142)
Reclassifications and other	29,325	32,416
Ending balance	26,484	28,944
Long-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	207,594	227,956
Reclassifications and other	4,843	(20,362)
Ending balance	$ 212,437	$ 207,594